Oct. 08, 2026
Capital Group Multi-Asset Income Builder ETF
Investment objectives

The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years.

The fund’s secondary objective is to provide growth of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the net asset value of your investment)
Management fees	0.35%
Other expenses[2]	0.00
Acquired (underlying) fund fees and expenses	0.00
Total annual fund operating expenses	0.35

[1] The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all operating expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses attributable to an investment in an acquired fund that is not managed or advised by the fund's investment adviser or its affiliates, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s 12b-1 plan (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if any.

[2] Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon the sale of fund shares, so you would incur these hypothetical costs whether or not you were to sell your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$36	$113

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. Because the fund has not commenced investment operations as of the date of this prospectus, information regarding the fund‘s portfolio turnover rate is not shown.

Principal investment strategies

The fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities, including preferred stocks and convertible preferred stocks). In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks and other equity securities, including preferred stocks and convertible preferred stocks, outside the United States.

In addition, the fund will invest in one or more fixed-income exchange-traded funds (ETFs) managed and advised by the fund's investment adviser (each, an “underlying fund”). Through such ETFs, the fund will attain exposure to bonds and other debt securities (across a wide range of maturities, durations and credit qualities), including U.S. government securities. The proportion of equities, fixed-income ETF(s) and money market instruments and cash held by the fund, as well as the selection of the underlying fixed-income ETF(s), varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

The fund is nondiversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results
Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.